STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants outstanding	221,053
Outstanding Weighted Average Exercise Prices		$ .40	$ .55
Warrant [Member]
Warrants outstanding	61,453
Outstanding Weighted Average Exercise Prices	$ 30.00
Weighted average remaining life (Yrs)	22 days
Warrant 2 [Member]
Warrants outstanding	63,098,264
Outstanding Weighted Average Exercise Prices	$ .15
Weighted average remaining life (Yrs)	4 years 1 month 17 days
Warrant 3 [Member]
Warrants outstanding	1,120,479
Outstanding Weighted Average Exercise Prices	$ .25
Weighted average remaining life (Yrs)	1 year 8 months 27 days
Warrant 4 [Member]
Warrants outstanding	1,474,435
Outstanding Weighted Average Exercise Prices	$ 0.38
Weighted average remaining life (Yrs)	1 year 6 months 11 days
Warrant 5 [Member]
Warrants outstanding	1,164,476
Outstanding Weighted Average Exercise Prices	$ 0.19
Weighted average remaining life (Yrs)	4 years 9 months 4 days
Total Warrants [Member]
Warrants outstanding	66,919,107
Outstanding Weighted Average Exercise Prices	$ .18
Weighted average remaining life (Yrs)	4 years 14 days